Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation

1. Organization and Basis of Presentation

a) Organization—EverBank Financial Corp (the Company) is a thrift holding company with one direct subsidiary, EverBank (EB). EB is a federally chartered thrift institution with its home office located in Jacksonville, Florida. In addition, its direct banking services are offered nationwide. EB operates financial centers in Florida and retail lending centers across the United States. EB (a) accepts deposits from the general public; (b) originates, purchases, services and sells residential real estate mortgage loans; (c) originates, services, and sells commercial real estate loans; (d) originates consumer, home equity, and commercial loans and leases; and (e) offers full-service securities brokerage and investment advisory services.

EB’s subsidiaries are:

•	AMC Holding, Inc., the parent of CustomerOne Financial Network, Inc.;

•	Tygris Commercial Finance Group, Inc. (Tygris), the parent of EverBank Commercial Finance, Inc.;

•	EverInsurance, Inc.;

•	Elite Lender Services, Inc.; and

•	EverBank Wealth Management, Inc. (EWM).

On January 31, 2012, as part of a tax-free reorganization, the assets, liabilities and business activities of EWM were transferred to EB.

b) Reincorporation—In September 2010, EverBank Financial Corp, a Florida corporation, (EverBank Florida), formed EverBank Financial Corp, a Delaware corporation, (EverBank Delaware). Subsequent to its formation, EverBank Delaware held no assets, had no subsidiaries and did not engage in any business or other activities except in connection with its formation. In May 2012, EverBank Delaware completed an initial public offering with its common stock listed on the New York Stock Exchange LLC (NYSE) under the symbol “EVER”. Immediately preceding the consummation of that offering, EverBank Florida merged with and into EverBank Delaware, with EverBank Delaware continuing as the surviving corporation and succeeding to all of the assets, liabilities and business of EverBank Florida. The merger resulted in the following:

•	All of the outstanding shares of common stock of EverBank Florida were converted into approximately 77,994,699 shares of EverBank Delaware common stock;

•	All of the outstanding shares of Series B Preferred Stock were converted into 15,964,644 shares of EverBank Delaware common stock;

•	As a result of the reincorporation of EverBank Florida in Delaware, the Company is now governed by the laws of the State of Delaware.

Reincorporation of EverBank Florida in Delaware did not result in any change of the business, management, fiscal year, assets, liabilities or location of the principal facilities of the Company.

c) Basis of Presentation—The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all information or footnotes necessary for a complete presentation of financial position, results of operations, comprehensive income, and cash flows in conformity with generally accepted accounting principles. These interim financial statements should be read in conjunction with the audited financial statements and note disclosures as of and for the years ended December 31, 2011, 2010 and 2009 , which are included in the Company’s registration statement on Form S-1.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its majority-owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation. In management’s opinion, all adjustments (which include normal recurring adjustments) necessary to present fairly the financial position, results of operations, comprehensive income, and changes in cash flows have been made.

GAAP requires management to make estimates that affect the reported amounts and disclosures of contingencies in the consolidated financial statements. Estimates by their nature are based on judgment and available information. Material estimates relate to the Company’s allowance for loan and lease losses, loans and leases acquired with evidence of credit deterioration, repurchase obligations, lease residuals, contingent liabilities, and the fair values of investment securities, loans held for sale, MSR, share-based compensation and derivative instruments. Because of the inherent uncertainties associated with any estimation process and future changes in market and economic conditions, it is possible that actual results could differ significantly from these estimates.

1. Organization and Basis of Presentation

a) Organization—EverBank Financial Corp (the Company) is a thrift holding company with 2 direct subsidiaries, EverBank (EB) and EverBank Wealth Management, Inc. (EWM). EB is a federally chartered thrift institution with its home office located in Jacksonville, Florida. In addition, its direct banking services are offered nationwide. EB operates 14 financial centers in Florida. EB (a) accepts deposits from the general public; (b) originates, purchases, services and sells residential real estate mortgage loans; (c) originates, services, and sells commercial real estate loans; (d) originates consumer, home equity, and commercial loans and leases; and (e) offers full-service securities brokerage services.

EB’s subsidiaries are:

•	AMC Holding, Inc., the parent of CustomerOne Financial Network, Inc.,

•	Tygris Commercial Finance Group (TCFG),

•	EverInsurance, Inc. and

•	Elite Lender Services, Inc.

EB also owned 51% of Priceline Mortgage Company, LLC (PMC), a joint venture with priceline.com incorporated prior to its dissolution in July 2009.

EWM is a registered investment advisor and manages the investments of its customers.

On July 1, 2011, as part of a tax-free reorganization, the assets, liabilities, and business activities of AMC Acquisition, Inc. and EverHome Mortgage Company were transferred into EB. Additionally, EverInsurance, Inc. and Elite Lender Services, Inc. became direct subsidiaries of EB. Formerly, EverInsurance, Inc. and Elite Lender Services, Inc. were direct subsidiaries of EverHome Mortgage Company.

b) Basis of Presentation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. The results of operations for acquired companies are included from their respective dates of acquisition.

Accounting principles generally accepted in the United States of America require management to make estimates that affect the reported amounts and disclosures of contingencies in the consolidated financial statements. Estimates by their nature are based on judgment and available information. Material estimates relate to the Company’s allowance for loan and lease losses, loans and leases acquired with evidence of credit deterioration, repurchase obligations, lease residuals, contingent liabilities, the fair value of investment securities, loans held for sale, MSR, share-based compensation and derivative instruments. Because of the inherent uncertainties associated with any estimation process and future changes in market and economic conditions, it is possible that actual results could differ significantly from those estimates.

c) Change in Accounting Estimate—During the first quarter of 2011, the Company enhanced the quantitative methodology used in its assessment of the adequacy of the allowance for loan and lease losses by applying an average loss rate model on its commercial and commercial real estate portfolios and certain lease financing receivables, and a roll-rate methodology on its residential mortgages, certain lease financing receivables, home equity lines, and consumer and credit card portfolios.

The average loss rate method derives loss factors based upon the historical loss experience of the portfolio. The roll-rate method utilizes both historical loss rates and loss rates which consider the likelihood of deterioration in the credit quality of non-delinquent loans based on an expectation of those loans becoming delinquent in monthly increments until they default and are charged-off. The loss rates estimated using these methodologies may be adjusted to incorporate seasonality attributes and recent economic or business trends that may affect the collectability of the portfolio. The resulting loss factor is then applied to the outstanding balances in the respective portfolio at period end to estimate incurred losses at the balance sheet date.

The Company previously applied a methodology based on actual historical loss experience in its process for assessing the adequacy of the allowance for loan and lease losses. Under this methodology, the historical loss rate was based on an analysis of historical losses and relied upon historical loss experience of pools of loans with common characteristics, over a defined period of time.

The Company’s decision to enhance the methodology used in estimating probable losses inherent in the loan portfolio was made after an evaluation of the reliability of the enhanced methodology. Management believes that the enhanced quantitative methodology provides a more reliable estimate of probable losses on its existing portfolio. The impact of this change in accounting estimate resulted in a net increase of the Company’s allowance for loan and lease losses of $1,907 as of March 31, 2011.

d) Stock Split—On January 27, 2011, the Company effected a 15 for 1 split of its common stock. Pursuant to Accounting Standards Codification (ASC) 260, Earnings per Share, all share and per share disclosures have been retroactively restated to reflect the stock split.

e) Subsequent Events—The Company has performed an evaluation of subsequent events through March 19, 2012, the date its consolidated financial statements were available to be issued. See Note 32 for further information.

f) Reclassification—Certain prior year amounts have been aggregated or disaggregated to conform to the current year presentation. These reclassifications have no effect on previously reported net income (losses) available to common shareholders, income (losses) per common share, or shareholders’ equity.